Short-Term Debt (Details) (USD $)	0 Months Ended
	Aug. 02, 2013	Dec. 31, 2014
Line of Credit Facility [Line Items]
Debt to EBITDA ratio		300.00%
Bank Of America, N.A. [Member]
Line of Credit Facility [Line Items]
Amount of revolving credit facility	$ 75,000,000
Debt instrument, basis spread on variable rate	2.50%